Share Based Compensation - Schedule of Assumptions Used To Estimate the Fair Values of the Share Options Granted (Details) - $ / shares	1 Months Ended
	Jul. 31, 2017	Oct. 31, 2016	Apr. 30, 2016
Schedule of Assumptions Used To Estimate the Fair Values of the Share Options Granted [Abstract]
Risk-free rate of return	3.21%	3.18%	3.18%
Contractual life of option	8 years 4 months 24 days	10 years	10 years
Estimated volatility rate	35.00%	37.00%	37.00%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in Dollars per share)	$ 0.0005	$ 0.0004	$ 0.0003